Operating Assets and Liabilities - Property and Equipment (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment
Cost at beginning of period	kr 799
Cost at end of period	955	kr 799
Gross carrying amount [member]
Property, Plant and Equipment
Cost at beginning of period	1,294	989
Additions for the year	357	304
Disposals for the year	(6)	(21)
Exchange rate adjustment	(14)	22
Cost at end of period	1,631	1,294
Accumulated amortization and impairment
Property, Plant and Equipment
Cost at beginning of period	(495)	(368)
Depreciation for the year	(185)	(146)
Accumulated depreciation on disposals		22
Exchange rate adjustment	4	(3)
Cost at end of period	(676)	(495)
Leasehold improvements
Property, Plant and Equipment
Cost at beginning of period	280
Cost at end of period	490	280
Leasehold improvements | Gross carrying amount [member]
Property, Plant and Equipment
Cost at beginning of period	412	400
Additions for the year	6	5
Transfers between the classes	276
Disposals for the year		(8)
Exchange rate adjustment	(10)	15
Cost at end of period	684	412
Leasehold improvements | Accumulated amortization and impairment
Property, Plant and Equipment
Cost at beginning of period	(132)	(90)
Depreciation for the year	(64)	(52)
Accumulated depreciation on disposals		11
Exchange rate adjustment	2	(1)
Cost at end of period	(194)	(132)
Equipment, furniture and fixtures
Property, Plant and Equipment
Cost at beginning of period	286
Cost at end of period	426	286
Equipment, furniture and fixtures | Gross carrying amount [member]
Property, Plant and Equipment
Cost at beginning of period	649	537
Additions for the year	129	118
Transfers between the classes	134
Disposals for the year		(13)
Exchange rate adjustment	(4)	7
Cost at end of period	908	649
Equipment, furniture and fixtures | Accumulated amortization and impairment
Property, Plant and Equipment
Cost at beginning of period	(363)	(278)
Depreciation for the year	(121)	(94)
Accumulated depreciation on disposals		11
Exchange rate adjustment	2	(2)
Cost at end of period	(482)	(363)
Assets under construction
Property, Plant and Equipment
Cost at beginning of period	233
Cost at end of period	39	233
Assets under construction | Gross carrying amount [member]
Property, Plant and Equipment
Cost at beginning of period	233	52
Additions for the year	222	181
Transfers between the classes	(410)
Disposals for the year	(6)
Cost at end of period	kr 39	kr 233